Reconciliation of Financial Statements to Form 5500 - Summary of Net Increase in Net Assets Available for Benefits Per the Financial Statements to Net Income Per the Form 5500 (Detail) - EBP 003 [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 365,429,299	$ 235,172,026
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the current year-end	(8,093,432)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts as of the prior year-end	16,016,470
Net decrease in defaulted notes receivable from Participants	24,155
Interest income of defaulted notes receivable from Participants	(169,247)
Total net income per the Form 5500	$ 373,207,245